Credit Suisse Asset Management Income Fund, Inc. Schedule of Investments September 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (94.5%)

Aerospace & Defense (1.0%)
$ 600	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/26 @ 103.75)(1),(2)	(B, B2)	02/01/29	7.500	$570,154
1,010	KBR, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/10/23 @ 102.38)(1)	(BB-, Ba3)	09/30/28	4.750	889,992

					1,460,146

Air Transportation (0.1%)
267	VistaJet Malta Finance PLC/Vista Management Holding, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/25 @ 103.19)(1)	(B-, B3)	02/01/30	6.375	206,683

Auto Parts & Equipment (1.2%)
400	Adient Global Holdings Ltd., Rule 144A, Senior Secured Notes (Callable 04/15/25 @ 103.50)(1)	(BB+, Ba3)	04/15/28	7.000	397,201
1,005	Clarios Global LP/Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 10/30/23 @ 102.13)(1)	(B-, Caa1)	05/15/27	8.500	1,004,002
386	IHO Verwaltungs GmbH, 4.75% Cash, 5.50% PIK, Rule 144A, Senior Secured Notes (Callable 10/10/23 @ 100.79)(1),(3)	(BB-, Ba2)	09/15/26	4.750	353,692

					1,754,895

Automakers (0.1%)
147	Winnebago Industries, Inc., Rule 144A, Senior Secured Notes (Callable 10/30/23 @ 103.13)(1)	(BB+, Ba3)	07/15/28	6.250	141,518

Brokerage (1.1%)
1,701	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 10/30/23 @ 102.16)(1)	(BB-, Ba3)	06/15/25	8.625	1,716,811

Building & Construction (2.7%)
1,340	Adams Homes, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/16/23 @ 101.88)(1)	(BB-, B2)	02/15/25	7.500	1,318,626
666	MasTec, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/15/24 @ 103.31)(1)	(BBB-, NR)	08/15/29	6.625	637,811
1,774	Pike Corp., Rule 144A, Company Guaranteed Notes (Callable 10/30/23 @ 102.75)(1)	(CCC+, B3)	09/01/28	5.500	1,553,773
350	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 03/15/24 @ 101.81)(1)	(BB+, Ba2)	03/15/29	3.625	298,394
200	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/26 @ 102.06)(1)	(BB+, Ba2)	02/15/32	4.125	162,740

					3,971,344

Building Materials (5.3%)
750	Advanced Drainage Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/25 @ 103.19)(1)	(BB-, Ba2)	06/15/30	6.375	721,189
200	Builders FirstSource, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/25 @ 102.50)(1)	(BB-, Ba2)	03/01/30	5.000	178,509
1,000	Builders FirstSource, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/27 @ 103.19)(1)	(BB-, Ba2)	06/15/32	6.375	944,002
750	Eco Material Technologies, Inc., Rule 144A, Senior Secured Notes (Callable 01/31/24 @ 103.94)(1)	(B, B2)	01/31/27	7.875	715,867
1,658	Foundation Building Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/24 @ 103.00)(1)	(CCC+, Caa1)	03/01/29	6.000	1,381,439
700	GYP Holdings III Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/24 @ 102.31)(1)	(B, B1)	05/01/29	4.625	603,669
400	Interface, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/23 @ 102.75)(1)	(B+, B1)	12/01/28	5.500	340,431
1,847	MIWD Holdco II LLC/MIWD Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/25 @ 102.75)(1)	(B, B3)	02/01/30	5.500	1,527,920
1,175	Oscar AcquisitionCo LLC/Oscar Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/15/25 @ 104.75)(1),(2)	(CCC+, Caa1)	04/15/30	9.500	1,085,436
450	Park River Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/24 @ 103.38)(1)	(CCC, Caa1)	08/01/29	6.750	356,625

					7,855,087

Cable & Satellite TV (2.8%)
685	CSC Holdings LLC, Global Senior Unsecured Notes (2)	(CCC+, Caa2)	06/01/24	5.250	652,725
50	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 10/30/23 @ 101.83)(1)	(B, B2)	04/15/27	5.500	42,869

Credit Suisse Asset Management Income Fund, Inc. Schedule of Investments (continued) September 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Cable & Satellite TV (continued)
$ 850	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 10/30/23 @ 102.69)(1)	(B, B2)	02/01/28	5.375	$693,050
600	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.25)(1)	(B, B2)	11/15/31	4.500	426,020
1,600	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 10/10/23 @ 102.75)(1)	(BB-, Ba3)	03/01/28	5.500	1,449,200
1,200	UPC Broadband Finco BV, Rule 144A, Senior Secured Notes (Callable 07/15/26 @ 102.44)(1)	(BB-, B1)	07/15/31	4.875	975,108

					4,238,972

Chemicals (4.6%)
200	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 10/30/23 @ 101.44)(1)	(BB-, Ba3)	05/15/25	5.750	196,570
477	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 08/01/25 @ 103.56)(1)	(BB-, Ba3)	08/01/30	7.125	469,111
229	HB Fuller Co., Global Senior Unsecured Notes (Callable 10/30/23 @ 102.13)	(BB-, Ba3)	10/15/28	4.250	202,310
600	Herens Holdco Sarl, Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(1)	(B-, B2)	05/15/28	4.750	466,670
800	Herens Midco Sarl, Rule 144A, Company Guaranteed Notes (Callable 05/15/24 @ 102.63)(1),(4)	(CCC, Caa2)	05/15/29	5.250	488,314
1,300	INEOS Finance PLC, Rule 144A, Senior Secured Notes (Callable 02/15/25 @ 103.38)(1),(2)	(BB, Ba2)	05/15/28	6.750	1,217,686
350	Olympus Water U.S. Holding Corp., Rule 144A, Senior Unsecured Notes (Callable 10/01/24 @ 103.13)(1),(2)	(CCC+, Caa2)	10/01/29	6.250	270,699
1,400	Polar U.S. Borrower LLC/Schenectady International Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/30/23 @ 103.38)(1)	(CCC-, Caa2)	05/15/26	6.750	706,685
800	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/24 @ 102.31)(1)	(BB-, B1)	03/15/29	4.625	646,308
2,215	Vibrantz Technologies, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 104.50)(1),(2)	(CCC+, Caa2)	02/15/30	9.000	1,765,957
389	WR Grace Holdings LLC, Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 103.69)(1)	(B-, B1)	03/01/31	7.375	376,252

					6,806,562

Consumer/Commercial/Lease Financing (1.2%)
1,950	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/16/23 @ 102.38)(1)	(BB, Ba2)	02/01/28	4.750	1,743,133

Diversified Capital Goods (0.8%)
1,350	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13)(1)	(BB, Ba2)	06/01/31	4.250	1,132,387

Electronics (0.7%)
400	Coherent Corp., Rule 144A, Company Guaranteed Notes (Callable 12/14/24 @ 102.50)(1)	(B+, B2)	12/15/29	5.000	347,364
800	Synaptics, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/24 @ 102.00)(1),(2)	(B+, Ba3)	06/15/29	4.000	660,760

					1,008,124

Energy - Exploration & Production (2.6%)
425	Civitas Resources, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/25 @ 104.19)(1)	(BB-, B1)	07/01/28	8.375	432,969
425	Civitas Resources, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/26 @ 104.38)(1)	(BB-, B1)	07/01/31	8.750	434,405
40	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 10/30/23 @ 103.63)(1)	(BB, B1)	03/14/27	7.250	39,511
550	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/24 @ 104.50)(1)	(BB, B1)	01/15/29	6.000	514,450
200	Matador Resources Co., Rule 144A, Company Guaranteed Notes (Callable 04/15/25 @ 103.44)(1)	(BB-, B1)	04/15/28	6.875	196,565
1,684	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/24 @ 104.06)(1)	(B+, B2)	03/01/28	8.125	1,683,646
720	Rockcliff Energy II LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 102.75)(1)	(B+, B3)	10/15/29	5.500	648,894

					3,950,440

Credit Suisse Asset Management Income Fund, Inc. Schedule of Investments (continued) September 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Environmental (0.4%)
$ 600	Darling Ingredients, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/25 @ 103.00)(1)	(BB+, Ba2)	06/15/30	6.000	$569,341

Food - Wholesale (0.5%)
800	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/25 @ 102.31)(1)	(BB-, B2)	06/01/30	4.625	695,887

Gaming (2.1%)
325	Boyd Gaming Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/26 @ 102.38)(1)	(BB, B1)	06/15/31	4.750	276,960
800	CDI Escrow Issuer, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/01/25 @ 102.88)(1)	(B+, B1)	04/01/30	5.750	723,753
231	Churchill Downs, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/30/23 @ 102.38)(1)	(B+, B1)	01/15/28	4.750	208,575
850	Churchill Downs, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/26 @ 103.38)(1)	(B+, B1)	05/01/31	6.750	804,313
828	Jacobs Entertainment, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 103.38)(1)	(B, B2)	02/15/29	6.750	735,715
400	Jacobs Entertainment, Inc., Rule 144A, Senior Unsecured Notes 1 (Callable 02/15/25 @ 103.38)(1)	(B, B2)	02/15/29	6.750	343,726

					3,093,042

Gas Distribution (5.1%)
1,000	CNX Midstream Partners LP, Rule 144A, Company Guaranteed Notes (Callable 04/15/25 @ 102.38)(1)	(BB, B1)	04/15/30	4.750	833,663
425	Genesis Energy LP/Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 10/30/23 @ 100.00)	(B, B3)	10/01/25	6.500	418,097
675	Genesis Energy LP/Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 10/30/23 @ 101.56)	(B, B3)	05/15/26	6.250	647,892
286	Genesis Energy LP/Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 04/15/26 @ 104.44)	(B, B3)	04/15/30	8.875	279,513
1,200	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 10/30/23 @ 102.56)(1)	(BB+, Ba2)	06/15/28	5.125	1,105,518
400	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 10/15/25 @ 102.75)(1)	(BB+, Ba2)	10/15/30	5.500	363,914
400	Holly Energy Partners LP/Holly Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 103.19)(1)	(BB+, Ba3)	04/15/27	6.375	391,894
400	New Fortress Energy, Inc., Rule 144A, Senior Secured Notes (Callable 10/20/23 @ 101.69)(1)	(BB, B1)	09/15/25	6.750	382,238
1,150	New Fortress Energy, Inc., Rule 144A, Senior Secured Notes (Callable 10/30/23 @ 103.25)(1)	(BB, B1)	09/30/26	6.500	1,060,057
1,180	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/29 @ 100.00)(1)	(BB+, Ba2)	07/15/29	4.950	1,052,304
610	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 02/15/30 @ 100.00)(1)	(BB+, Ba2)	05/15/30	4.800	527,068
500	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 10/30/23 @ 101.88)(1)	(BB-, B1)	10/01/25	7.500	499,190

					7,561,348

Health Facility (0.5%)
800	Option Care Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/31/24 @ 102.19)(1)	(B, B2)	10/31/29	4.375	691,940

Health Services (1.5%)
524	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.00)(1)	(BB-, Ba3)	04/15/29	4.000	445,241
1,600	AthenaHealth Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 103.25)(1)	(CCC, Caa2)	02/15/30	6.500	1,341,360
446	Pediatrix Medical Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 102.69)(1),(2)	(BB-, Ba3)	02/15/30	5.375	393,332

					2,179,933

Insurance Brokerage (4.2%)
1,000	Acrisure LLC/Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/30/23 @ 105.06)(1),(2)	(CCC+, Caa2)	08/01/26	10.125	1,026,181
576	GTCR AP Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/30/23 @ 102.00)(1)	(CCC+, Caa2)	05/15/27	8.000	566,725

Credit Suisse Asset Management Income Fund, Inc. Schedule of Investments (continued) September 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Insurance Brokerage (continued)
$ 600	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/26 @ 104.25)(1)	(B-, B2)	03/15/30	8.500	$605,086
1,000	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/25 @ 105.25)(1)	(CCC, Caa2)	12/15/30	10.500	1,019,259
2,712	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 10/30/23 @ 103.44)(1)	(CCC+, Caa2)	08/15/28	6.875	2,332,201
800	Ryan Specialty LLC, Rule 144A, Senior Secured Notes (Callable 02/01/25 @ 102.19)(1)	(BB-, B1)	02/01/30	4.375	697,659

					6,247,111

Investments & Misc. Financial Services (4.2%)
1,900	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 104.25)(1)	(CCC+, Caa1)	11/15/29	8.500	1,655,764
1,400	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.63)(1)	(B+, B1)	04/15/29	5.250	1,225,186
800	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 01/15/27 @ 102.50)(1)	(B+, B1)	01/15/32	5.000	653,186
1,600	GTCR W-2 Merger Sub LLC, Rule 144A, Senior Secured Notes (Callable 01/15/27 @ 103.75)(1)	(BB, Ba3)	01/15/31	7.500	1,608,040
400	Paysafe Finance PLC/Paysafe Holdings U.S. Corp., Rule 144A, Senior Secured Notes (Callable 06/15/24 @ 102.00)(1)	(B, B2)	06/15/29	4.000	336,115
800	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/30/23 @ 102.31)(1)	(NR, Ba3)	11/01/26	4.625	754,856

					6,233,147

Machinery (3.8%)
1,425	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.19)(1)	(BB, Ba2)	04/15/29	4.375	1,245,083
1,080	ATS Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/23 @ 102.06)(1)	(BB, B2)	12/15/28	4.125	957,282
1,400	Dornoch Debt Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 103.31)(1)	(CCC, Caa2)	10/15/29	6.625	1,159,306
1,638	Enviri Corp., Rule 144A, Company Guaranteed Notes (Callable 10/30/23 @ 101.44)(1)	(B, B3)	07/31/27	5.750	1,442,627
250	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 10/10/23 @ 101.44)	(BB+, Ba1)	06/15/25	5.750	246,609
335	Regal Rexnord Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/29 @ 100.00)(1)	(BB+, Baa3)	02/15/30	6.300	323,934
335	Regal Rexnord Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/33 @ 100.00)(1)	(BB+, Baa3)	04/15/33	6.400	323,189

					5,698,030

Managed Care (0.3%)
505	HealthEquity, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/24 @ 102.25)(1)	(B, B3)	10/01/29	4.500	435,621

Media - Diversified (0.1%)
200	News Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/27 @ 102.56)(1)	(BB+, Ba1)	02/15/32	5.125	174,952

Media Content (0.6%)
1,000	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/24 @ 102.75)(1)	(BB, Ba3)	07/01/29	5.500	885,698

Metals & Mining - Excluding Steel (5.3%)
800	Alcoa Nederland Holding BV, Rule 144A, Company Guaranteed Notes (Callable 10/30/23 @ 102.75)(1)	(BB+, Baa3)	12/15/27	5.500	761,588
250	Canpack SA/Canpack U.S. LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 101.94)(1)	(BB-, NR)	11/15/29	3.875	204,585
1,800	ERO Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 103.25)(1)	(B, B1)	02/15/30	6.500	1,550,587
1,500	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 10/10/23 @ 101.72)(1)	(B+, NR)	03/01/26	6.875	1,457,709
400	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 104.31)(1)	(B+, NR)	06/01/31	8.625	399,465
400	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 10/30/23 @ 102.31)(1)	(BB-, B2)	03/01/28	4.625	349,697

Credit Suisse Asset Management Income Fund, Inc. Schedule of Investments (continued) September 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Metals & Mining - Excluding Steel (continued)
$ 800	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 102.25)(1)	(BB-, B2)	06/01/31	4.500	$634,754
110	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable 01/30/25 @ 102.38)(1)	(BB, Ba3)	01/30/30	4.750	95,359
1,129	SunCoke Energy, Inc., Rule 144A, Senior Secured Notes (Callable 06/30/24 @ 102.44)(1)	(BB, B1)	06/30/29	4.875	960,734
1,550	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 10/30/23 @ 103.50)(1),(2)	(B-, B3)	02/15/26	7.000	1,450,117

					7,864,595

Non - Electric Utilities (0.3%)
600	Suburban Propane Partners LP/Suburban Energy Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.50)(1)	(BB-, B1)	06/01/31	5.000	501,585

Packaging (4.1%)
460	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/24 @ 101.50)(1),(4)	(B+, Caa1)	09/01/29	3.000	371,102
400	Ball Corp., Global Company Guaranteed Notes (Callable 11/15/24 @ 103.44)	(BB+, Ba1)	03/15/28	6.875	402,882
415	Chart Industries, Inc., Rule 144A, Senior Secured Notes (Callable 01/01/26 @ 103.75)(1)	(B+, Ba3)	01/01/30	7.500	417,771
400	Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co.-Issuer LLC, Rule 144A, Senior Secured Notes (Callable 10/30/23 @ 101.50)(1)	(B-, B3)	09/15/28	6.000	350,615
1,500	Mauser Packaging Solutions Holding Co., Rule 144A, Senior Secured Notes (Callable 08/15/24 @ 103.94)(1)	(B, B2)	08/15/26	7.875	1,448,961
400	Owens-Brockway Glass Container, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 103.63)(1)	(B+, B2)	05/15/31	7.250	391,500
1,000	Trident TPI Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/25 @ 106.38)(1)	(CCC+, Caa2)	12/31/28	12.750	1,046,250
2,040	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.06)(1)	(BB-, Ba3)	04/15/29	4.125	1,750,871

					6,179,952

Personal & Household Products (0.9%)
1,350	CB High Ridge, Rule 144A (1),(5),(6),(7),(8)	(NR, NR)	03/15/25	0.000	16,875
1,600	MajorDrive Holdings IV LLC, Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.19)(1)	(CCC+, Caa2)	06/01/29	6.375	1,318,702

					1,335,577

Pharmaceuticals (0.2%)
708	Emergent BioSolutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/30/23 @ 101.94)(1)	(CCC+, Caa3)	08/15/28	3.875	296,606

Real Estate Investment Trusts (1.3%)
1,471	Global Net Lease, Inc./Global Net Lease Operating Partnership LP, Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 100.00)(1)	(BBB-, WR)	12/15/27	3.750	1,140,398
200	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/26 @ 100.00)(1)	(BB-, Ba3)	07/15/26	3.625	177,620
800	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/26 @ 100.00)(1)	(BB-, Ba3)	01/15/27	4.375	698,733

					2,016,751

Recreation & Travel (4.8%)
1,600	Boyne USA, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/24 @ 102.38)(1)	(B, B1)	05/15/29	4.750	1,401,369
2,575	SeaWorld Parks & Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/24 @ 102.63)(1)	(B, B2)	08/15/29	5.250	2,265,305
300	SeaWorld Parks & Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 10/30/23 @ 102.19)(1)	(BB, WR)	05/01/25	8.750	304,327
1,492	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 103.63)(1)	(B, B3)	05/15/31	7.250	1,402,480

Credit Suisse Asset Management Income Fund, Inc. Schedule of Investments (continued) September 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Recreation & Travel (continued)
$ 1,915	Speedway Motorsports LLC/Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/30/23 @ 102.44)(1)	(BB, B2)	11/01/27	4.875	$1,739,835

					7,113,316

Restaurants (0.4%)
625	Yum! Brands, Inc., Global Senior Unsecured Notes (Callable 04/01/27 @ 102.69)	(BB, Ba3)	04/01/32	5.375	572,351

Software - Services (6.5%)
1,700	Elastic NV, Rule 144A, Senior Unsecured Notes (Callable 07/15/24 @ 102.06)(1)	(B+, B1)	07/15/29	4.125	1,449,646
1,775	Newfold Digital Holdings Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/24 @ 103.00)(1)	(CCC+, Caa2)	02/15/29	6.000	1,336,084
635	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/24 @ 101.94)(1)	(BB-, Ba3)	12/01/29	3.875	522,680
800	Open Text Corp., Rule 144A, Senior Secured Notes (Callable 11/01/27 @ 100.00)(1)	(BBB-, Ba1)	12/01/27	6.900	802,575
825	Open Text Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/26 @ 102.06)(1)	(BB-, Ba3)	12/01/31	4.125	659,111
2,107	Presidio Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/30/23 @ 104.13)(1)	(CCC+, Caa1)	02/01/28	8.250	2,015,773
2,705	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 12/15/23 @ 103.56)(1)	(CCC+, Caa1)	12/15/28	7.125	2,187,709
600	VT Topco, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/26 @ 104.25)(1)	(B, B2)	08/15/30	8.500	594,933
200	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/24 @ 101.94)(1)	(B+, B1)	02/01/29	3.875	167,385

					9,735,896

Specialty Retail (3.3%)
40	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 10/10/23 @ 102.25)	(BB, B1)	03/01/28	4.500	35,914
491	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/01/25 @ 102.38)	(BB, B1)	03/01/30	4.750	420,505
200	Asbury Automotive Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 102.31)(1)	(BB, B1)	11/15/29	4.625	172,004
200	Asbury Automotive Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.50)(1)	(BB, B1)	02/15/32	5.000	165,942
51	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 10/10/23 @ 101.88)(1),(7),(8)	(NR, NR)	05/01/25	7.500	32,726
1,850	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 10/10/23 @ 101.88)(1)	(NR, Caa3)	05/01/25	7.500	1,217,462
68	Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC (7),(8)	(NR, WR)	05/01/25	0.000	36,378
600	Group 1 Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/30/23 @ 102.00)(1)	(BB+, Ba2)	08/15/28	4.000	521,649
600	LCM Investments Holdings II LLC, Rule 144A, Senior Unsecured Notes (Callable 05/01/24 @ 102.44)(1)	(B+, B2)	05/01/29	4.875	510,849
200	LCM Investments Holdings II LLC, Rule 144A, Senior Unsecured Notes (Callable 08/01/26 @ 104.13)(1)	(B+, B2)	08/01/31	8.250	194,179
400	Murphy Oil USA, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 101.88)(1)	(BB+, Ba2)	02/15/31	3.750	327,144
1,150	Sonic Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.44)(1),(2)	(BB-, B1)	11/15/31	4.875	916,707
350	Sunoco LP/Sunoco Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 09/15/25 @ 103.50)(1)	(BB, Ba3)	09/15/28	7.000	346,371

					4,897,830

Steel Producers/Products (1.7%)
700	ATI, Inc., Senior Unsecured Notes (Callable 08/15/26 @ 103.63)	(B+, B2)	08/15/30	7.250	695,604
2,197	TMS International Corp., Rule 144A, Senior Unsecured Notes (Callable 04/15/24 @ 103.13)(1)	(B, Caa1)	04/15/29	6.250	1,819,356

					2,514,960

Support - Services (9.0%)
1,223	Allied Universal Holdco LLC/Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 10/30/23 @ 102.44)(1)	(CCC+, Caa2)	07/15/27	9.750	1,095,737

Credit Suisse Asset Management Income Fund, Inc. Schedule of Investments (continued) September 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Support – Services (continued)
$ 1,300	Allied Universal Holdco LLC/Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.00)(1),(2)	(CCC+, Caa2)	06/01/29	6.000	$971,228
582	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 102.31)(1)	(B, B3)	06/01/28	4.625	483,882
400	ASGN, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/30/23 @ 102.31)(1)	(BB-, Ba3)	05/15/28	4.625	357,269
2,400	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/24 @ 102.25)(1)	(B-, B2)	05/01/28	4.500	1,827,360
2,735	GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 10/30/23 @ 101.78)(1)	(B, B2)	07/31/26	7.125	2,658,702
915	H&E Equipment Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/23 @ 101.94)(1)	(BB-, B1)	12/15/28	3.875	782,428
325	TriNet Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/24 @ 101.75)(1)	(BB, Ba2)	03/01/29	3.500	274,049
600	United Rentals North America, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/25 @ 103.00)(1)	(BBB-, Baa3)	12/15/29	6.000	584,773
1,100	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/30/23 @ 101.78)(1)	(BB, Ba3)	06/15/25	7.125	1,103,712
500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/30/23 @ 103.63)(1)	(BB, Ba3)	06/15/28	7.250	504,347
1,231	White Cap Buyer LLC, Rule 144A, Senior Unsecured Notes (Callable 10/30/23 @ 103.44)(1)	(CCC+, Caa1)	10/15/28	6.875	1,088,352
595	Williams Scotsman International, Inc., Rule 144A, Senior Secured Notes (Callable 10/30/23 @ 102.31)(1)	(BB-, B2)	08/15/28	4.625	533,180
1,500	ZipRecruiter, Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/25 @ 102.50)(1)	(BB-, B2)	01/15/30	5.000	1,179,720

					13,444,739

Tech Hardware & Equipment (2.8%)
270	Ciena Corp., Rule 144A, Company Guaranteed Notes (Callable 01/31/25 @ 102.00)(1)	(BB, Ba1)	01/31/30	4.000	228,772
340	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 10/10/23 @ 101.67)(1)	(CCC+, Caa1)	03/15/27	5.000	189,931
1,350	Entegris Escrow Corp., Rule 144A, Senior Secured Notes (Callable 01/15/29 @ 100.00)(1)	(BB, Baa3)	04/15/29	4.750	1,214,784
1,600	Imola Merger Corp., Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(1)	(BB-, B1)	05/15/29	4.750	1,403,935
1,320	Vertiv Group Corp., Rule 144A, Senior Secured Notes (Callable 11/15/24 @ 102.06)(1)	(BB-, B1)	11/15/28	4.125	1,166,357

					4,203,779

Telecom - Wireline Integrated & Services (3.4%)
800	Altice Financing SA, Rule 144A, Senior Secured Notes (Callable 10/30/23 @ 102.50)(1)	(B, B3)	01/15/28	5.000	685,007
1,856	Altice France SA, Rule 144A, Senior Secured Notes (Callable 10/30/23 @ 102.56)(1)	(B-, B2)	01/15/29	5.125	1,321,370
200	Altice France SA, Rule 144A, Senior Secured Notes (Callable 04/15/24 @ 102.56)(1)	(B-, B2)	07/15/29	5.125	142,122
200	Altice France SA, Rule 144A, Senior Secured Notes (Callable 10/15/24 @ 102.75)(1)	(B-, B2)	10/15/29	5.500	144,186
1,193	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 10/30/23 @ 101.69)(1)	(B+, B1)	10/15/27	6.750	1,097,274
200	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.56)(1)	(B+, B1)	07/15/29	5.125	160,946
400	Level 3 Financing, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/30/23 @ 102.13)(1)	(CCC+, B3)	07/01/28	4.250	249,738
600	Level 3 Financing, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/24 @ 101.81)(1)	(CCC+, B3)	01/15/29	3.625	336,831
500	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/09/23 @ 101.25)(1),(9)	(BB-, Ba3)	04/15/27	5.000	567,991
400	Vmed O2 U.K. Financing I PLC, Rule 144A, Senior Secured Notes (Callable 01/31/26 @ 102.13)(1)	(BB-, Ba3)	01/31/31	4.250	319,234

					5,024,699

Credit Suisse Asset Management Income Fund, Inc. Schedule of Investments (continued) September 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Theaters & Entertainment (1.3%)
$ 1,025	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/30/23 @ 100.00)(1)	(B+, B2)	11/01/24	4.875	$1,009,968
700	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/30/23 @ 101.41)(1)	(B+, B2)	03/15/26	5.625	671,557
325	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/30/23 @ 102.38)(1)	(B+, B2)	10/15/27	4.750	297,928

					1,979,453

Transport Infrastructure/Services (0.8%)
200	XPO, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 103.56)(1)	(BB-, Ba3)	06/01/31	7.125	197,221
1,045	XPO, Inc., Rule 144A, Senior Secured Notes (Callable 06/01/25 @ 103.13)(1)	(BBB-, Ba1)	06/01/28	6.250	1,013,064

					1,210,285

Trucking & Delivery (0.9%)
1,400	XPO Escrow Sub LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 103.75)(1)	(BB+, Baa3)	11/15/27	7.500	1,417,815

TOTAL CORPORATE BONDS (Cost $154,252,193)					140,762,341

BANK LOANS (24.1%)
Advertising (0.4%)
23	MH Sub I LLC (1st Lien Term Loan), 1 mo. USD Term SOFR + 3.750%(10)	(B, B1)	09/13/24	9.181	22,547
552	MH Sub I LLC (Incremental Term Loan), 1 mo. USD Term SOFR + 3.750%(10)	(B, B1)	09/13/24	9.181	553,154

					575,701

Aerospace & Defense (1.1%)
1,050	Amentum Government Services Holdings LLC, 1 mo. USD Term SOFR + 8.750%(10)	(NR, NR)	01/31/28	14.181	959,878
296	Amentum Government Services Holdings LLC, 1 mo. USD Term SOFR + 4.000%(10)	(B, B2)	02/15/29	9.331	292,919
376	Peraton Corp., 3 mo. USD Term SOFR + 7.750%(10)	(NR, NR)	02/01/29	13.233	369,449

					1,622,246

Auto Parts & Equipment (0.2%)
332	Jason Group, Inc., 1 mo. USD Term SOFR + 6.000%, 0.000% PIK(3),(10)	(NR, WR)	08/28/25	11.431	289,123

Building Materials (0.4%)
530	Cornerstone Building Brands, Inc., 1 mo. USD Term SOFR + 5.625%(10)	(B, B2)	08/01/28	10.957	529,148

Chemicals (0.9%)
346	Ascend Performance Materials Operations LLC, 3 mo. USD Term SOFR + 4.750%(10)	(B+, Ba3)	08/27/26	10.318	338,940
741	Luxembourg Investment Company 428 Sarl, 3 mo. USD Term SOFR + 5.000%(10)	(B-, B3)	01/03/29	10.540	544,505
568	Polar U.S. Borrower LLC, 3 mo. USD Term SOFR + 4.750%(10)	(CCC, B3)	10/15/25	9.721- 10.151	458,812

					1,342,257

Diversified Capital Goods (1.0%)
745	Dynacast International LLC, 3 mo. USD Term SOFR + 9.000%(10)	(CCC, Caa2)	10/22/25	14.517	574,609
1,018	Electrical Components International, Inc., U.S. (Fed) Prime Rate + 7.500%(8),(10)	(B-, B2)	06/26/25	16.000	977,587

					1,552,196

Electric - Generation (1.0%)
1,496	Brookfield WEC Holdings, Inc.(11)	(B, B2)	08/01/25	0.000	1,497,022

Electronics (1.0%)
1,514	Idemia Group, 3 mo. USD Term SOFR + 4.750%(10)	(B, B2)	09/30/28	10.140	1,516,561

Credit Suisse Asset Management Income Fund, Inc. Schedule of Investments (continued) September 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)

Food & Drug Retailers (0.5%)
$ 1,000	WOOF Holdings, Inc., 3 mo. USD LIBOR + 7.250%(10)	(CCC-, Caa2)	12/21/28	12.686	$725,000

Gas Distribution (0.7%)
998	Traverse Midstream Partners LLC, 3 mo. USD Term SOFR + 3.750%(10)	(B+, B2)	02/16/28	9.216	999,446

Health Facility (0.3%)
532	Carestream Health, Inc., 3 mo. USD Term SOFR + 7.500%(10)	(B-, Caa1)	09/30/27	12.990	424,245

Health Services (0.9%)
819	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 6.750%(10)	(CCC-, Caa3)	12/17/29	12.068	524,930
800	U.S. Radiology Specialists, Inc., 3 mo. USD Term SOFR + 5.250%(10)	(B-, B3)	12/15/27	10.740	777,914

					1,302,844

Hotels (0.6%)
895	Aimbridge Acquisition Co., Inc., 1 mo. USD Term SOFR + 4.750%(10)	(CCC+, B3)	02/02/26	10.183	868,755

Investments & Misc. Financial Services (1.5%)
1,500	AqGen Ascensus, Inc., 3 mo. USD Term SOFR + 6.500%(10)	(CCC, Caa2)	08/02/29	12.030	1,432,507
865	Deerfield Dakota Holding LLC, 3 mo. USD Term SOFR + 6.750%(10)	(CCC, Caa2)	04/07/28	12.402	821,575
460	Ditech Holding Corp.(5),(6),(8)	(NR, WR)	06/30/22	0.000	8,052

					2,262,134

Machinery (1.1%)
1,398	LTI Holdings, Inc., 1 mo. USD Term SOFR + 6.750%(10),(12)	(CCC+, Caa2)	09/06/26	12.181	1,274,916
432	LTI Holdings, Inc., 1 mo. USD Term SOFR + 3.500%(10)	(B-, B2)	09/06/25	8.931	421,563

					1,696,479

Media - Diversified (0.3%)
214	Technicolor Creative Studios, 3 mo. EUR EURIBOR + 5.000%(4),(8),(10)	(NR, NR)	06/05/30	8.795	—
101	Technicolor Creative Studios, 6 mo. EUR EURIBOR + 0.500%(4),(10)	(NR, NR)	07/31/26	3.835	102,298
95	Technicolor Creative Studios, 6 mo. EUR EURIBOR + 0.500%(4),(10)	(NR, NR)	07/31/26	4.429	95,703
529	Technicolor Creative Studios, 3 mo. EUR EURIBOR + 5.000%(4),(8),(10)	(NR, NR)	08/06/33	8.486	302,690

					500,691

Medical Products (1.4%)
627	Femur Buyer, Inc., 3 mo. USD Term SOFR + 5.500%(8),(10)	(CCC+, NR)	08/05/25	11.152	569,771
900	Viant Medical Holdings, Inc., 1 mo. USD Term SOFR + 7.750%(10),(12)	(CCC, Caa3)	07/02/26	13.181	834,750
681	Viant Medical Holdings, Inc., 1 mo. USD LIBOR + 6.250%(8),(10)	(B-, B3)	07/02/25	11.681	677,104

					2,081,625

Packaging (0.6%)
898	Proampac PG Borrower LLC, 3 mo. USD Term SOFR + 3.750%(10)	(B-, B3)	11/03/25	9.258- 9.391	894,792
540	Strategic Materials, Inc.(5),(6),(12)	(D, C)	10/31/25	0.000	15,525

					910,317

Personal & Household Products (0.9%)
1,277	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%(10)	(NR, NR)	06/29/28	12.900	1,279,178

Recreation & Travel (1.9%)
763	Bulldog Purchaser, Inc., 3 mo. USD Term SOFR + 7.750%(10)	(CCC-, Caa3)	09/04/26	13.273	673,373
964	Bulldog Purchaser, Inc., 3 mo. USD Term SOFR + 3.750%(10)	(B-, B3)	09/05/25	9.273	933,635
773	Hornblower Sub LLC, U.S. (Fed) Prime Rate + 7.125%(10)	(NR, NR)	11/10/25	15.625	777,062
522	Hornblower Sub LLC, 3 mo. USD LIBOR + 4.500%(8),(10)	(CCC-, Caa2)	04/27/25	10.152	219,131
200	Hornblower Sub LLC, U.S. (Fed) Prime Rate + 7.125%(10)	(NR, NR)	11/20/25	15.625	201,000

					2,804,201

Restaurants (0.1%)
200	Tacala LLC, 1 mo. USD Term SOFR + 7.500%(10)	(CCC, Caa2)	02/04/28	13.431	194,100

Software - Services (3.9%)
1,187	Aston FinCo Sarl, 1 mo. USD Term SOFR + 4.250%(10)	(B-, B3)	10/09/26	9.681	1,037,133
595	Astra Acquisition Corp., 3 mo. USD Term SOFR + 5.250%(10)	(B-, B1)	10/25/28	10.902	449,653
600	CommerceHub, Inc., 3 mo. USD Term SOFR + 7.000%(10)	(CCC, Caa2)	12/29/28	12.522	474,000
1,250	Epicor Software Corp., 1 mo. USD Term SOFR + 7.750%(10)	(CCC, Caa1)	07/31/28	13.166	1,258,300

Credit Suisse Asset Management Income Fund, Inc. Schedule of Investments (continued) September 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)

Software – Services (continued)
$ 1,188	Project Alpha Intermediate Holding, Inc., 1 mo. USD Term SOFR + 4.000%(10)	(B-, B3)	04/26/24	9.431	$1,188,666
991	Quest Software U.S. Holdings, Inc., 3 mo. USD Term SOFR + 4.250%(10)	(CCC+, B2)	02/01/29	9.769	829,649
130	Redstone Holdco 2 LP, 1 mo. USD Term SOFR + 7.750%(10)	(CCC, Caa3)	04/27/29	13.183	85,637
555	Redstone Holdco 2 LP, 1 mo. USD Term SOFR + 4.750%(10)	(B-, B3)	04/27/28	10.184	478,635

					5,801,673

Support - Services (0.9%)
400	LaserShip, Inc., 2 mo. USD Term SOFR + 7.500%(10)	(CCC-, Caa3)	05/07/29	13.396	334,000
793	LaserShip, Inc., 2 mo. USD Term SOFR + 4.500%(10)	(CCC+, B3)	05/07/28	10.396	740,660
400	TruGreen Ltd. Partnership, 3 mo. USD Term SOFR + 8.500%(8),(10)	(CCC, Caa3)	11/02/28	14.131	282,000

					1,356,660

Telecom - Wireline Integrated & Services (1.3%)
1,243	Patagonia Holdco LLC, 3 mo. USD Term SOFR + 5.750%(10)	(NR, B1)	08/01/29	11.117	1,100,399
875	TVC Albany, Inc., 1 mo. USD Term SOFR + 7.500%(10),(12)	(CCC, Caa2)	07/23/26	12.931	852,031

					1,952,430

Theaters & Entertainment (1.2%)
499	UFC Holdings LLC(11)	(B+, B2)	04/29/26	0.000	498,615
1,271	William Morris Endeavor Entertainment LLC, 1 mo. USD Term SOFR + 2.750%(10)	(B+, B3)	05/18/25	8.181	1,270,674

					1,769,289

TOTAL BANK LOANS (Cost $38,274,794)					35,853,321

ASSET BACKED SECURITIES (7.9%)
Collateralized Debt Obligations (7.9%)
650	Anchorage Capital CLO 15 Ltd., 2020-15A, Rule 144A, 3 mo. USD Term SOFR + 7.662% (1),(10)	(NR, Ba3)	07/20/34	12.988	612,437
1,000	Anchorage Capital CLO 25 Ltd., 2022-25A, Rule 144A, 3 mo. USD Term SOFR + 7.170% (1),(10)	(NR, Ba3)	04/20/35	12.496	927,560
500	Anchorage Credit Funding 4 Ltd., 2016-4A, Rule 144A (1)	(NR, Ba3)	04/27/39	6.659	400,135
750	Battalion CLO 18 Ltd., 2020-18A, Rule 144A, 3 mo. USD Term SOFR + 6.972% (1),(10)	(BB-, NR)	10/15/36	12.280	644,948
1,000	Battalion CLO XV Ltd., 2020-15A, Rule 144A, 3 mo. USD Term SOFR + 6.612% (1),(10)	(BB-, NR)	01/17/33	11.920	885,327
1,000	Cedar Funding VI CLO Ltd., 2016-6A, Rule 144A, 3 mo. USD Term SOFR + 6.982% (1),(10)	(BB-, NR)	04/20/34	12.308	922,928
1,000	CIFC Funding Ltd., 2017-1A, Rule 144A, 3 mo. USD Term SOFR + 3.762% (1),(10)	(NR, Baa2)	04/23/29	9.095	992,469
1,000	KKR CLO 14 Ltd., Rule 144A, 3 mo. USD Term SOFR + 6.412% (1),(10)	(NR, B1)	07/15/31	11.720	943,329
1,000	KKR CLO Ltd., 16, Rule 144A, 3 mo. USD Term SOFR + 7.372% (1),(10)	(BB-, NR)	10/20/34	12.698	915,388
1,000	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, 3 mo. USD LIBOR + 5.750% (1),(10)	(NR, Ba1)	01/22/35	11.357	939,352
400	MP CLO III Ltd., 2013-1A, Rule 144A, 3 mo. USD Term SOFR + 3.312% (1),(10)	(NR, Ba1)	10/20/30	8.638	360,100
1,000	Oaktree CLO Ltd., 2019-4A, Rule 144A, 3 mo. USD Term SOFR + 7.492% (1),(10)	(BB-, NR)	10/20/32	12.818	938,010
1,000	Palmer Square Credit Funding Ltd., 2019-1A, Rule 144A (1)	(NR, Baa2)	04/20/37	5.459	897,215
1,000	Venture 41 CLO Ltd., 2021-41A, Rule 144A, 3 mo. USD Term SOFR + 7.972% (1),(10)	(BB-, NR)	01/20/34	13.298	935,786
400	Vibrant CLO VII Ltd., 2017-7A, Rule 144A, 3 mo. USD Term SOFR + 3.862% (1),(10)	(NR, Baa3)	09/15/30	9.188	383,033

TOTAL ASSET BACKED SECURITIES (Cost $12,466,637)					11,698,017

Credit Suisse Asset Management Income Fund, Inc. Schedule of Investments (continued) September 30, 2023 (unaudited)

Shares		Value

COMMON STOCKS (0.9%)

Auto Parts & Equipment (0.3%)
37,576	Jason, Inc.(6)	$394,551

Chemicals (0.4%)
2,794	Project Investor Holdings LLC(6),(7),(8),(12)	28
46,574	Proppants Holdings LLC(6),(7),(8),(12)	931
10,028	UTEX Industries, Inc.(6)	616,722

		617,681

Personal & Household Products (0.2%)
22,719	Serta Simmons Common(6)	249,909

Pharmaceuticals (0.0%)
45,583	Akorn, Inc.(6)	12,535

Private Placement (0.0%)
28,260	Technicolor Creative Studios SA(6),(13)	48,734

Specialty Retail (0.0%)
69	Eagle Investments Holding Co. LLC, Class B(6),(7),(8)	1

Support - Services (0.0%)
800	LTR Holdings, Inc.(6),(7),(8),(12)	1,185

Theaters & Entertainment (0.0%)
292,392	Vantiva SA(4),(6)	47,588

TOTAL COMMON STOCKS (Cost $3,073,633)		1,372,184

WARRANTS (0.0%)

Chemicals (0.0%)
11,643	Project Investor Holdings LLC, expires 02/20/2022(6),(7),(8),(12)	—

Private Placement (0.0%)
819,286	Technicolor Creative Studios SA(6),(13)	14,129

TOTAL WARRANTS (Cost $6,055)		14,129

SHORT-TERM INVESTMENTS (12.0%)
11,281,572	State Street Institutional U.S. Government Money Market Fund - Premier Class, 5.30%	11,281,572
6,650,555	State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(14)	6,650,555

TOTAL SHORT-TERM INVESTMENTS (Cost $17,932,127)		17,932,127

TOTAL INVESTMENTS AT VALUE (139.4%) (Cost $226,005,439)		207,632,119

LIABILITIES IN EXCESS OF OTHER ASSETS (-39.4%)		(58,678,521)

NET ASSETS (100.0%)		$148,953,598

INVESTMENT ABBREVIATIONS
1 mo. = 1 month
3 mo. = 3 month
6 mo. = 6 month
EURIBOR = Euro Interbank Offered Rate
LIBOR = London Interbank Offered Rate
NR = Not Rated
Sarl = société à responsabilité limitée
SOFR = Secured Overnight Financing Rate
WR = Withdrawn Rating

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, these securities amounted to a value of $147,849,578 or 99.3% of net assets.

(2)	Security or portion thereof is out on loan.
(3)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

Credit Suisse Asset Management Income Fund, Inc. Schedule of Investments (continued) September 30, 2023 (unaudited)

(4)	This security is denominated in Euro.
(5)	Bond is currently in default.
(6)	Non-income producing security.
(7)

Not readily marketable security; security is valued at fair value as determined in good faith by Credit Suisse Asset Management, LLC as the Fund’s valuation designee under the oversight of the Board of Directors.

(8)	Security is valued using significant unobservable inputs.
(9)	This security is denominated in British Pound.
(10)	Variable rate obligation - The interest rate shown is the rate in effect as of September 30, 2023. The rate may be subject to a cap and floor.
(11)

The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of September 30, 2023.

(12)	Illiquid security.
(13)	Security is held through holdings of 100 shares of the CIG Special Purpose SPC - Credit Suisse Asset Management Income Fund Segregated Portfolio, an affiliated entity.
(14)	Represents security purchased with cash collateral received for securities on loan.

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Appreciation

EUR	494,747	USD	518,119	10/11/23	Morgan Stanley	$518,118	$523,983	$5,865
GBP	15,119	USD	17,160	10/11/23	Deutsche Bank AG	17,160	18,455	1,295
USD	44,993	EUR	40,746	10/11/23	JPMorgan Chase	(44,993)	(43,153)	1,840
USD	23,774	GBP	18,936	10/11/23	Barclays Bank PLC	(23,773)	(23,113)	660

Total Unrealized Appreciation								$9,660

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Depreciation

EUR	473,540	USD	503,537	10/11/23	Barclays Bank PLC	$503,537	$501,523	$(2,014)
EUR	495,646	USD	527,935	10/11/23	Deutsche Bank AG	527,934	524,935	(2,999)
EUR	143,219	USD	155,861	10/11/23	JPMorgan Chase	155,861	151,681	(4,180)
GBP	21,498	USD	27,237	10/11/23	JPMorgan Chase	27,237	26,240	(997)
USD	2,965,441	EUR	2,919,638	10/11/23	Deutsche Bank AG	(2,965,438)	(3,092,166)	(126,728)
USD	549,298	GBP	490,272	10/11/23	Deutsche Bank AG	(549,298)	(598,429)	(49,131)

Total Unrealized Depreciation								$(186,049)

Total Net Unrealized Appreciation/(Depreciation)								$(176,389)

Currency Abbreviations:

EUR = Euro
GBP = British Pound
USD = United States Dollar

SECURITY VALUATION — The Board of Directors (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the net asset value as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

●	Level 1—quoted prices in active markets for identical investments
●	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities carried at fair value:

Credit Suisse Asset Management Income Fund, Inc.

Assets	Level 1		Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$	140,676,362	$85,979	$140,762,341
Bank Loans	—		32,816,986	3,036,335	35,853,321
Asset Backed Securities	—		11,698,017	—	11,698,017
Common Stocks	298,643		1,071,396	2,145	1,372,184
Warrants	14,129		—	0[1]	14,129
Short-term Investments	17,932,127		—	—	17,932,127

	$18,244,899	$	186,262,761	$3,124,459	$207,632,119

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$	9,660	$—	$9,660

Liabilities

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$	186,049	$—	$186,049

1	Includes a zero valued security.
*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of September 30, 2023 for which significant unobservable inputs were used in determining fair value.

	Corporate Bonds	Bank Loans	Common Stocks	Warrants		Total

Balance as of December 31, 2022	$94,488	$4,620,480	$302,487	$73	(1)	$5,017,528

Accrued discounts (premiums)	(18,502)	6,280	-	-		(12,222)

Purchases	-	370,156	-	-		370,156

Sales	(32,969)	(578,956)	(92,783)	-		(704,708)

Realized gain (loss)	(224,808)	19	(2,594,920)	(3,965)		(2,823,674)

Change in unrealized appreciation (depreciation)	267,770	194,603	2,399,896	3,892		2,866,161

Transfers into Level 3	-	219,131	-	-		219,131

Transfers out of Level 3	-	(1,795,378)	(12,535)	-		(1,807,913)

Balance as of September 30, 2023	$85,979	$3,036,335	$2,145	$0	(1)	$3,124,459

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2023	$(4,779)	$64,272	$-	$-		$59,493

(1) Includes a zero valued security.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class		Fair Value At September 30, 2023	Valuation Technique	Unobservable Input	Price Range (Weighted Average)*
Bank Loans	$	3,036,335	Vendor pricing	Single Broker Quote	$0.00 - $1.00 ($0.85)
Corporate Bonds		85,979	Income Approach	Expected Remaining Distribution	0.01 - 0.64 (0.47)
Common Stocks		2,145	Income Approach	Expected Remaining Distribution	0.01 - 1.48 (0.83)
Warrants		0	Income Approach	Expected Remaining Distribution	0.00 (N/A)

*	Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended September 30, 2023, $219,131 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $1,807,913 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.